Share Plans (Details 2) (Stock Options, USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Stock Options
Schedule of weighted average assumptions
Expected stock price volatility	35.00%	36.00%	33.00%
Risk free interest rate	0.87%	1.46%	1.30%
Expected annual dividend per share	$ 0.60	$ 1.00	$ 0.84
Expected life of options (years)	5 years 9 months 18 days	5 years 9 months 18 days	5 years 2 months 12 days